Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Liabilities [abstract]
Payables due to policyholders	€ 860	€ 1,229
Payables due to brokers and agents	489	467
Payables out of reinsurance	823	1,384
Social security and taxes payable	49	145
Income tax payable	10	4
Investment creditors	972	1,103
Cash collateral on derivative transactions	2,483	2,708
Cash collateral on securities lended	2,417	2,171
Cash collateral - other	64	76
Repurchase agreements	107	821
Lease liabilities	210	252
Other creditors	2,301	2,556
At December 31	10,785	12,916
Current	10,562	12,233
Non-current	€ 223	€ 683